Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000143294 | Spotify USA, Inc._0_2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143294 | Patrick Industries, Inc._1.75_2028-12-01
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000143294 | Lyft, Inc._0.625_2029-03-01
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143294 | Airbnb, Inc._0_2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000143294 | TripAdvisor, Inc._0.25_2026-04-01
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000143294 | Micron Technology, Inc._6.75_2029-11-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143294 | John Bean Technologies Corporation_0.25_2026-05-15
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143294 | Natural Resource Partners, L.P._0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143294 | Markel Group, Inc._6_2099-12-31
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000143294 | CNX Resources Corporation_6_2029-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000143294 | 12653CAJ7 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000143294 | 63900P608 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143294 | 931427AS7 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000143294 | 75846GAA2 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000143294 | 825252406 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000143294 | 896945AD4 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000143294 | 08265TAD1 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000143294 | 163092AF6 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000143294 | 534187109 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000143294 | InvestmentType_Bank Debt
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000143294 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000143294 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000143294 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000143294 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000143295 | Markel Group, Inc._6_2099-12-31
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143295 | U.S. Treasury Notes_4.375_2029-12-31
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000143295 | Timken Company (The)_4.5_2028-12-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143295 | U.S. Treasury Notes_4.625_2029-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143295 | U.S. Treasury Notes_4.5_2027-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143295 | Mohawk Industries, Inc._5.85_2028-09-18
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000143295 | Penske Truck Leasing Company, L.P._5.7_2028-02-01
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000143295 | LKQ Corporation_5.75_2028-06-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000143295 | HEICO Corporation_5.25_2028-08-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143295 | Bank OZK_2.75_2031-10-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143295 | 825252406 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000143295 | 444859BF8 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000143295 | 25470DAL3 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143295 | 931427AQ1 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000143295 | 489170AE0 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000143295 | 49338LAE3 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000143295 | 559222BA1 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000143295 | 91282CMF5 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000143295 | 913017DD8 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000143295 | 12612DAK2 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000143295 | InvestmentType_Bank Debt
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143295 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143295 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	69.90%
C000143295 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000143295 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%